Other non-current assets	12 Months Ended
Dec. 31, 2020
Miscellaneous non-current assets [abstract]
Other non-current assets

7.Other non-current assets

Other non-current assets consisted of non-current restricted cash and financial assets held at fair value through profit or loss.

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Restricted Cash - non-current	€1,243	€630	€251
Non-current financial assets held at fair value through profit or loss	5,140	2,596	1
Total other non-current assets	€6,383	€3,226	€252

Non-current restricted cash on December 31, 2020 was mainly composed of deposit guarantees paid under the lease agreements for the laboratory and offices of the Company.

Non-current financial assets held at fair value through profit or loss is comprised of the profit share in AgomAb Therapeutics NV. In March 2019, the Company entered into a license agreement with AgomAb Therapeutics NV for the use of HGF-mimetic SIMPLE Antibodies™, developed under the Company’s Innovative Access Program. In exchange for granting this license, the Company received a profit share in AgomAb Therapeutics NV.

In March 2019, AgomAb Therapeutics NV secured €21.0 million in a Series A financing round. The Company used the post-money valuation of this Series A financing round and the number of outstanding shares in determining the fair value of the profit sharing instrument and the revaluation of this instrument. This instrument is designated as financial asset held at fair value through profit or loss which qualify for level 3 fair value measurement currently based upon the Series A financing round valuation.

Fair value changes on non-current financial assets with fair value through profit of loss are recognized in the consolidated statements of profit and loss and other comprehensive income in line “Change in fair value on non-current financials assets”.

The table below illustrates these non-current financials assets at fair value through profit or loss as of December 31, 2020, 2019 and 2018.

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Cost at January 1	€1,499	€—	€—
Acquisitions of the year	—	1,499	—
Cost at December 31	€1,499	€1,499	€—

Fair value adjustments at January 1	€1,097	€—	€—
Fair value adjustment of the year	2,544	1,097	—
Fair value adjustment at December 31	€3,641	€1,097	€—

Net book value at December 31	€5,140	€2,596	€—
3.